Putnam
International
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/28/99. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/99.




Portfolio of investments owned
February 28, 1999 (Unaudited)

COMMON STOCKS (99.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (2.3%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  AMP Ltd.                                                                               $       22,530
              2,000  Coles Myer Ltd.                                                                                10,626
              1,000  National Australia Bank, Ltd.                                                                  16,588
              6,000  Pioneer International Ltd.                                                                     12,029
              1,000  Rio Tinto Ltd.                                                                                 12,439
              4,085  Westpac Banking Corp.                                                                          26,870
                                                                                                            --------------
                                                                                                                   101,082

Austria (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                200  VA Technologies AG                                                                             15,533

Belgium (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                150  Electrabel S.A.                                                                                62,791

Denmark (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                300  Danisco A/S                                                                                    14,679
                200  Tele Danmark A/S                                                                               24,139
                                                                                                            --------------
                                                                                                                    38,818

Finland (1.9%)
--------------------------------------------------------------------------------------------------------------------------
                500  Oy Nokia AB Class A                                                                            68,630
                500  Sampo Insurance Co., Ltd. Class A                                                              16,579
                                                                                                            --------------
                                                                                                                    85,209

France (10.1%)
--------------------------------------------------------------------------------------------------------------------------
                100  Axa S.A.                                                                                       13,087
                300  Banque Nationale de Paris                                                                      24,026
                200  Bouygues S.A.                                                                                  49,902
                320  Compagnie Financiere de Paris                                                                  27,672
                600  Elf Aquitaine S.A.                                                                             62,791
                200  Groupe Danone                                                                                  49,991
                100  L'OREAL                                                                                        61,690
                414  Michelin Corp. Class B                                                                         18,516
                 10  Promodes                                                                                        6,395
                113  Societe Generale                                                                               16,643
                400  Total S.A. ADR                                                                                 20,650
                200  Total S.A.Class B                                                                              20,930
                300  Vivendi                                                                                        78,489
                                                                                                            --------------
                                                                                                                   450,782

Germany (10.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,200  Bayer AG                                                                                       42,632
                 20  Bayerische Motoren Werke (BMW) AG                                                              14,497
                 30  Bayerische Motoren Werke (BMW) AG NEW                                                          21,250
              1,400  Deutsche Bank AG                                                                               73,334
              2,000  Deutsche Telekom AG                                                                            92,094
              1,500  Hoechst AG                                                                                     70,971
                500  Mannesmann AG                                                                                  67,363
                700  Veba (Vereinigte Elektrizitaets Bergwerks) AG                                                  37,476
                470  Volkswagen AG                                                                                  30,496
                                                                                                            --------------
                                                                                                                   450,113

Hong Kong (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Hong Kong and China Gas Co., Ltd.                                                              11,617
              4,000  Hong Kong Electric Holdings Ltd.                                                               11,385
              2,048  Sun Hung Kai Properties Ltd.                                                                   13,945
                                                                                                            --------------
                                                                                                                    36,947

Ireland (2.4%)
--------------------------------------------------------------------------------------------------------------------------
              2,211  Allied Irish Banks PLC                                                                         38,483
              1,188  Bank of Ireland                                                                                24,675
              1,028  CRH PLC                                                                                        19,138
              6,000  Greencore Group PLC                                                                            23,596
                                                                                                            --------------
                                                                                                                   105,892

Italy (5.6%)
--------------------------------------------------------------------------------------------------------------------------
              1,400  Alleanza Assicurazioni                                                                         15,052
              1,200  Banca Popolare di Milano                                                                       10,311
             12,800  Ente Nazionale Idrocarburi (ENI) SpA                                                           74,028
              1,000  La Rinascente SpA                                                                               8,868
              5,000  Telecom Italia Mobile SpA                                                                      33,709
             10,000  Telecom Italia SpA                                                                            105,640
                                                                                                            --------------
                                                                                                                   247,608

Japan (19.4%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  Canon, Inc.                                                                                    64,034
              2,000  Dai Nippon Printing Co., Ltd.                                                                  27,748
              1,000  Fuji Photo Film Co.                                                                            36,639
              2,000  Fujitsu Ltd.                                                                                   24,874
              1,000  Ito-Yokado Co., Ltd.                                                                           58,151
              1,000  KAO Corp.                                                                                      19,916
              1,000  Kurita Water Industries Ltd.                                                                   13,151
              5,000  Mitsui Fudoscan Co., Ltd.                                                                      27,143
              1,000  Murata Manufacturing Co. Ltd.                                                                  44,874
             13,000  Nikko Securities Co. Ltd.                                                                      40,966
                  6  Nippon Telegraph and Telephone Corp.                                                           49,311
              1,000  Promise Co., Ltd.                                                                              45,378
              1,000  Rohm Co. Ltd.                                                                                  97,479
              1,000  Sankyo Co., Ltd.                                                                               21,429
              2,000  Shin-Etsu Chemical Co.                                                                         46,723
              1,000  Shiseido Co., Ltd.                                                                             12,101
              1,000  Softbank Corp.                                                                                 70,588
              1,000  Takefuji Corp.                                                                                 72,353
              1,000  TDK Corp.                                                                                      71,513
              1,000  Tokyo Electric Power Co.                                                                       20,126
                                                                                                            --------------
                                                                                                                   864,497

Netherlands (6.9%)
--------------------------------------------------------------------------------------------------------------------------
              2,876  ABN AMRO Holding N.V.                                                                          58,770
                800  Akzo-Nobel N.V.                                                                                30,448
                909  Internationale Nederlanden Groep (ING)                                                         51,069
              2,060  Koninklijke Ahold N.V.                                                                         79,425
                580  Laurus N.V.                                                                                    16,612
                600  Philips Electronics N.V.                                                                       41,971
                300  TNT Post Group N.V.                                                                            10,294
                394  Vedior N.V.                                                                                     8,398
                400  Vendex International N.V.                                                                      10,752
                                                                                                            --------------
                                                                                                                   307,739

New Zealand (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              2,500  Telecom Corp. of New Zealand Ltd.                                                              12,666
              3,800  Telecom New Zealand Ltd.                                                                       10,817
                                                                                                            --------------
                                                                                                                    23,483

Norway (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Christiana Bank & Trust                                                                         3,599
                700  Petro Geo-Services ADR (NON)                                                                    8,006
                500  Saga Petroleum ADR                                                                              4,213
                                                                                                            --------------
                                                                                                                    15,818

Portugal (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                 98  Banco Comercial Portugues, S.A.                                                                 2,957
                600  Electricidade de Portugal S.A.                                                                 12,981
                600  Portugal Telecom S.A.                                                                          29,485
                                                                                                            --------------
                                                                                                                    45,423

Singapore (1.0%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Development Bank of Singapore Ltd.                                                             14,518
              1,000  Keppel Land Ltd.                                                                                1,028
              2,000  Oversea Chinese Banking Corp.                                                                  13,357
              3,000  United Overseas Bank Ltd.                                                                      17,596
                                                                                                            --------------
                                                                                                                    46,499

Spain (2.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,450  Iberdola S.A.                                                                                  22,762
              1,300  Superdiplo S.A. (NON)                                                                          32,651
              1,571  Telfonica S.A.                                                                                 71,994
                                                                                                            --------------
                                                                                                                   127,407

Sweden (4.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,500  Astra AB                                                                                       29,886
                700  Electrolux AB                                                                                  13,346
              1,000  Pharmacia & Upjohn, Inc.                                                                       53,028
              2,000  Skandia Forsakrings AB                                                                         36,905
              1,300  Svenska Cellulosa AB (SCA) Class B                                                             26,061
                600  Telefonaktiebolaget LM Ericsson Class B                                                        15,964
                700  Volvo AB Class B                                                                               18,238
                                                                                                            --------------
                                                                                                                   193,428

Switzerland (7.8%)
--------------------------------------------------------------------------------------------------------------------------
                 40  ABB AG Bearer                                                                                  48,990
                 20  Julius Baer Holdings AG                                                                        60,905
                 40  Nestle S.A.                                                                                    75,699
                 45  Novartis AG ADR                                                                                79,152
                 90  Swisscom AG ADR (NON)                                                                          35,684
                150  United Bank of Switzerland (UBS) AG (NON)                                                      46,810
                                                                                                            --------------
                                                                                                                   347,240

United Kingdom (18.9%)
--------------------------------------------------------------------------------------------------------------------------
              2,098  Allied Zurich PLC (NON)                                                                        30,969
              1,000  Anglian Water PLC                                                                              11,696
              2,000  Bass PLC                                                                                       27,750
              2,098  BAT Industries PLC                                                                             19,140
              1,000  British Airways PLC                                                                             7,382
              7,108  British Petroleum Co. PLC                                                                     101,236
              3,500  Burmah Castrol PLC                                                                             45,703
              5,000  Cable & Wireless Communications (NON)                                                          59,281
                800  Diageo PLC                                                                                      8,838
              2,000  Glaxo Wellcome PLC                                                                             63,800
              2,000  Granada Group PLC                                                                              40,327
              1,344  HSBC Holdings PLC (75P)                                                                        39,197
              1,213  HSBC Holdings PLC                                                                              34,134
                700  Molins PLC                                                                                      1,290
              1,000  Royal & Sun Alliance Insurance Group PLC                                                        8,452
                303  Royal PTT                                                                                      15,955
              6,012  Scottish Power PLC                                                                             55,531
              6,000  Securicor Group PLC                                                                            57,895
              2,000  Siebe PLC                                                                                       8,436
              4,000  Smiths Industries PLC                                                                          60,659
              5,000  Tomkins PLC                                                                                    18,165
              5,075  Vodafone Group PLC                                                                             93,102
                800  Zeneca Group PLC                                                                               33,274
                                                                                                            --------------
                                                                                                                   842,212
                                                                                                            --------------
                     Total Common Stocks (cost $3,645,746)                                                  $    4,408,521

SHORT-TERM INVESTMENTS (1.7%) (a) (cost $77,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $    77,000  Interest in $310,913,000 joint repurchase agreement dated February 26, 1999 with Warburg Securities
                       due March 1, 1999 with respect to various U.S.
                       Treasury obligations -- maturity value of $77,030
                       for an effective yield of 4.74%                                                      $       77,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,722,746) (b)                                                $    4,485,521
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,452,747.

  (b) The aggregate identified cost on a tax basis is $3,723,068, resulting in gross unrealized appreciation and depreciation of $986,669 and $224,216, respectively, or net unrealized appreciation of $762,453.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at February 28, 1999 (as a percentage of net assets):

        Insurance and Finance  20.3%
        Telecommunications     16.1

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,722,746) (Note 1)                                                $4,485,521
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                       25
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         2,850
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                2,713
-----------------------------------------------------------------------------------------------
Total assets                                                                          4,491,109

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                         12,008
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              6,238
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  163
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                            1,285
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  4
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                3,662
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   15,002
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        38,362
-----------------------------------------------------------------------------------------------
Net assets                                                                           $4,452,747

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,610,506
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (25,966)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                  105,578
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                   762,629
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $4,452,747

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($4,452,747 divided by 416,183 shares)                                                   $10.70
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $10.70)*                                          $11.35
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                              $  7,337
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         16,539
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            3,586
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                        1,203
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             17
-----------------------------------------------------------------------------------------------
Amortization of organization expenses                                                       154
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   1,693
-----------------------------------------------------------------------------------------------
Registration fees                                                                            29
-----------------------------------------------------------------------------------------------
Auditing                                                                                 10,997
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,239
-----------------------------------------------------------------------------------------------
Other                                                                                         7
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                           (5,344)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           30,120
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (2,801)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             27,319
-----------------------------------------------------------------------------------------------
Net investment loss                                                                     (19,982)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        105,882
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                  24
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                        278
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            390,257
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 496,441
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $476,459
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 28       August 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         $  (19,982)     $   16,078
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                           105,906         150,512
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                   390,535          24,152
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    476,459         190,742
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
   From net investment income                                                           (21,375)        (24,481)
---------------------------------------------------------------------------------------------------------------
   From net realized gain on investments                                               (150,404)        (35,574)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       289,848          63,880
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            594,528         194,567

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   3,858,219       3,663,652
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net
investment income of $25,966 and $15,391, respectively)                              $4,452,747      $3,858,219
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                    ended                                         For the period
Per-share                                                        February 28       Year ended                     Dec. 28, 1995+
operating performance                                             (Unaudited)       August 31                      to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.92            $9.58            $8.58            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                                      (.05)(c)          .04              .07              .08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.28              .45             1.15               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.23              .49             1.22              .08
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.06)            (.06)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.39)            (.09)            (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.45)            (.15)            (.22)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $10.70            $9.92            $9.58            $8.58
------------------------------------------------------------------------------------------------------------------------------------

Ratios and suplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                               12.38*            5.29            14.43             0.94*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $4,453           $3,858           $3,664           $3,144
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)                                           .72*            1.47             1.45              .98*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                          (.48)*            .40              .74              .96*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               21.80*           38.61            76.09            48.18*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return does not reflect the effect of sales charges.

(b)  Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses for the fund for the period ended February 28, 1999, August 31, 1998, August 31, 1997, and
    August 31, 1996, reflect a reduction of $0.01, $0.04, $0.03, and $0.05 per share, respectively.




Notes to financial statements
February 28, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam International Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of issues which have a principle place of business located outside of the United States or whose securities are principally traded on foreign markets.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the trustees. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from PFTC and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1999, fund expenses were reduced by $2,801 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is currently not making any payments pursuant to the Plan.

For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter, received no monies from net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the six months ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $1,011,136 and $895,417, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         11,655           $124,313
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       16,267            171,779
-----------------------------------------------------------------------------
                                                    27,922            296,092

Shares
repurchased                                           (608)            (6,244)
-----------------------------------------------------------------------------
Net increase                                        27,314           $289,848
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          2,111            $25,296
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        6,415             60,048
-----------------------------------------------------------------------------
                                                     8,526             85,344

Shares
repurchased                                         (2,114)           (21,464)
-----------------------------------------------------------------------------
Net increase                                         6,412            $63,880
-----------------------------------------------------------------------------

At February 28, 1999, Putnam Investments Inc., owned 383,164 shares of the fund (92.1% of shares outstanding), valued at $4,099,855.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin M. Scott
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam International Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

51090-2AX  4/99